Property and Equipment, Net (Details)		12 Months Ended
	Aug. 21, 2020 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2025 USD ($)	Aug. 21, 2020 USD ($)
Property and Equipment, Net [Line Items]
Disposed of or wrote off property and equipment		$ 186,517	$ 146,644
Loss on disposal property and equipment		(61,453)	(48,316)
Depreciation of property and equipment		16,571	$ 13,028	42,700	48,725
Impairment loss
Accumulated depreciation		$ 54,710		$ 163,203		$ 43,014
Automobiles [Member]
Property and Equipment, Net [Line Items]
Useful life		10 years				10 years
Finance Lease Agreement [Member]
Property and Equipment, Net [Line Items]
Useful life	120 months						120 months
Lease payments	$ 809
Finance lease description		August 21, 2020 through July 20, 2030	August 21, 2020 through July 20, 2030
Interest rate per annum	4.00%						4.00%
Finance Lease Agreement [Member] | Automobiles [Member]
Property and Equipment, Net [Line Items]
Finance lease	$ 79,905						$ 62,823
Finance lease termination	The Company terminated the automobile lease in August 2024.
Accumulated depreciation		$ 31,296